SEGMENT REPORTING (Tables)	3 Months Ended
Mar. 31, 2026
Disclosure of operating segments [abstract]
Schedule of information on reportable segments
Revenues of reportable segments were as follows:

	For the three months ended March 31,
In millions	2026	2025
Technical Apparel	$885.0	$663.8
Outdoor Performance	713.6	502.4
Ball & Racquet Sports	346.9	306.3
Total	$1,945.5	$1,472.5
Depreciation and Amortization of reportable segments were as follows:

	For the three months ended March 31,
In millions	2026	2025
Technical Apparel	$49.8	$35.7
Outdoor Performance	36.9	30.9
Ball & Racquet Sports	10.5	9.7
Total Reportable Segments	97.2	76.3
Corporate	5.4	1.4
Total	$102.6	$77.7
Effective January 1, 2026, the Company revised its methodology for allocating certain expenses, primarily IT costs, not directly attributable to the operating performance of its reportable segments. This change is reflective of how the Chief Operating Decision Maker (“CODM”) analyzes the business, with these expenses now reported within the centralized corporate function. Prior period amounts have been recast to conform to the current period presentation. This change did not impact the consolidated statements of financial position, income and other comprehensive income, changes in shareholders’ equity, or cash flows.
Adjusted Operating Profit of reportable segments were as follows:

	For the three months ended March 31,
In millions	2026	2025
Technical Apparel	$233.3	$158.6
Outdoor Performance	145.3	78.5
Ball & Racquet Sports	12.4	22.4
Total Adjusted Operating Profit of Reportable Segments	391.0	259.5
Corporate expenses (1)	(52.0)	(27.3)
Adjustments:
Depreciation and amortization on PPA fair value step up (2)	(9.2)	(10.5)
Restructuring expenses (3)	(4.2)	(2.9)
Expenses related to transaction activities (4)	0.1	(0.3)
Expenses related to certain legal proceedings (5)	—	0.7
Share-based payments (6)	(4.6)	(5.0)
Interest expense	(24.9)	(22.0)
Foreign currency exchange (losses)/gains, net & other finance costs	(7.8)	3.9
Loss on debt extinguishment	(50.5)	—
Interest income	2.7	1.5
Income before tax	$240.6	$197.6
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(1)Includes corporate expenses, which have not been allocated to reportable segments.
(2)Consists of depreciation and amortization on PPA fair value step up of intangible and tangible assets in connection with the acquisition and delisting of Amer Sports in 2019. For additional information, refer to Note 1. The Company in the Company’s annual report on Form 20-F for the year ended December 31, 2025.
(3)Includes expenses related to restructuring activities, such as severance, exit and termination costs, and non-recurring third-party consulting expenses associated with discrete transformation projects.
(4)Includes advisory fees in connection with M&A activities and non-recurring costs associated with our IPO and disposal of businesses.
(5)Includes inventory write-offs, legal fees and judgments in connection with non-recurring legal actions.
(6)Includes expenses for the share-based payments and for fixed cash compensation on stock options vested at period end under the 2019 and 2023 ESOP plans. Refer to Note 5. Share-Based Payments for additional information.

Schedule of non-current and non-financial assets
For the periods presented, the Company’s non-current, non-financial assets, comprising of property, plant and equipment, intangible assets and right-of-use assets were located as follows:

In millions	March 31, 2026	December 31, 2025
Canada	$2,457.1	$2,499.2
France	1,534.1	1,524.3
The United States	1,153.9	1,143.3
Other (1)	1,367.9	1,414.7
Total	$6,513.0	$6,581.5
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(1)No other country represented more than 10% of the total Group non-current, non-financial assets.